Stockholders' Deficit (Details Narrative) (10-Q) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Stock issued during the period
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	1,000,000	1,000,000
Common stock, issued	500,000	500,000
Common stock, outstanding	500,000	500,000
Restricted Common Shares [Member]
Stock issued during the period	$ 500,000	$ 500,000
Stock issued during the period, shares	500	500